  LOGIQ Contrarian Opportunities ETF

   Schedule of Investments

  August 31, 2026 (Unaudited)

COMMON STOCKS - 72.2%	Shares	Value
Financial Services - 6.5%
Ares Management Corp.	3,993	$571,678
Core Scientific, Inc.(a)	31,359	511,152
Dave, Inc. - Class A(a)	1,387	498,654
Fiserv, Inc.(a)	4,989	265,963
IREN Ltd.(a)	26,251	974,306
PayPal Holdings, Inc.	5,008	263,746
Robinhood Markets, Inc. - Class A(a)	7,581	794,565
		3,880,064

Industrial Products - 1.4%
Honeywell Aerospace, Inc.(a)	1,060	167,597
Honeywell International, Inc.	1,060	226,342
Northrop Grumman Corp.	848	457,665
		851,604

Materials - 20.3%
Agnico Eagle Mines Ltd.	4,902	995,645
B2Gold Corp.	141,238	773,984
Barrick Mining Corp.	22,907	1,026,921
BHP Group Ltd., ADR	6,656	625,132
Cameco Corp.	4,070	401,953
Cleveland-Cliffs, Inc.(a)	26,337	304,192
Coeur Mining, Inc.	24,287	504,684
Core Natural Resources, Inc.	4,488	459,122
Doubleview Gold Corp.(a)	219,676	291,570
Freeport-McMoRan, Inc.	10,193	772,018
Hallador Energy Co.(a)	15,727	260,754
Hecla Mining Co.	24,105	478,966
Mosaic Co.	16,954	408,931
Newmont Corp.	7,136	899,564
Pan American Silver Corp.	18,932	982,950
Peabody Energy Corp.	48,688	1,445,547
Teck Resources Ltd. - Class B	7,593	517,235
Trekor Metals Ltd.(a)	49,751	449,749
Vale SA, ADR	30,237	456,276
		12,055,193

Media - 5.9%
Alphabet, Inc. - Class C	3,503	1,174,942
EchoStar Corp. - Class A(a)	6,082	525,728
Meta Platforms, Inc. - Class A	1,918	1,097,748
Uber Technologies, Inc.(a)	9,414	712,169
		3,510,587

Oil & Gas - 15.2%
Antero Resources Corp.(a)	32,833	1,263,414
Cenovus Energy, Inc.	19,654	631,876

Cheniere Energy, Inc.	1,268	$369,863
Devon Energy Corp.	16,023	777,276
EQT Corp.	14,256	772,390
Expand Energy Corp.	10,255	1,006,631
Kimbell Royalty Partners LP	35,798	535,180
Occidental Petroleum Corp.	6,612	397,910
Ovintiv, Inc.	10,791	708,429
Range Resources Corp.	15,456	638,642
SLB Ltd.	18,332	1,101,753
Suncor Energy, Inc.	7,932	530,016
Transocean Ltd.(a)	50,838	295,369
		9,028,749

Retail & Wholesale - Discretionary - 2.7%
Alibaba Group Holding Ltd., ADR	4,885	556,988
Amazon.com, Inc.(a)	3,453	896,986
Coupang, Inc. - Class A(a)	9,928	159,443
		1,613,417

Retail & Wholesale - Staples - 0.6%
Target Corp.	1,989	319,990

Software & Tech Services - 4.0%
CoreWeave, Inc. - Class A(a)	7,221	612,991
Nebius Group NV - Class A(a)	1,364	281,420
Palantir Technologies, Inc. - Class A(a)	4,471	833,305
Salesforce, Inc.	2,515	647,713
		2,375,429

Tech Hardware & Semiconductors - 13.4%
Advanced Micro Devices, Inc.(a)	500	235,360
Intel Corp.(a)	11,034	987,653
Lumentum Holdings, Inc.(a)	975	891,891
Marvell Technology, Inc.	825	174,619
Micron Technology, Inc.	1,542	1,478,362
NVIDIA Corp.	3,783	835,211
Samsung Electronics Co. Ltd., GDR	208	989,664
Sandisk Corp.(a)	1,168	1,829,906
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,348	559,851
		7,982,517

Utilities - 2.2%
NRG Energy, Inc.	5,342	588,261
Talen Energy Corp.(a)	1,118	330,660
Vistra Corp.	2,797	384,224
		1,303,145

TOTAL COMMON STOCKS (Cost $29,311,461)		42,920,695

EXCHANGE TRADED FUNDS - 18.8%	Shares	Value
Global X Silver Miners ETF	10,992	$1,076,666
Global X Uranium ETF	12,946	589,172
Grayscale Bitcoin Trust ETF(a)	9,569	583,900
Invesco Aerospace & Defense ETF	2,396	401,066
iShares 1-3 Year Treasury Bond ETF	16,904	1,384,269
iShares Silver Trust(a)	21,124	1,270,186
Ninepoint Energy Fund(a)	9,032	567,863
Select STOXX Europe Aerospace & Defense ETF	9,094	403,501
SPDR Gold Shares(a)	956	390,450
Sprott Silver Miners & Physical Silver ETF(a)	8,406	526,720
Sprott Uranium Miners ETF	9,800	556,738
State Street Energy Select Sector SPDR ETF	15,927	1,018,691
VanEck Gold Miners ETF	5,023	494,816
VanEck Junior Gold Miners ETF	4,432	566,986
Vanguard Intermediate-Term Treasury ETF	23,269	1,354,489
		11,185,513

TOTAL EXCHANGE TRADED FUNDS (Cost $8,199,699)		11,185,513

INVESTMENT COMPANIES - 2.1%	Shares	Value
Destiny Tech100, Inc.(a)	12,475	400,821
Sprott Physical Uranium Trust(a)	42,466	852,506
		1,253,327

TOTAL INVESTMENT COMPANIES (Cost $1,314,487)		1,253,327

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.59%(b)	4,103,141	4,103,141

TOTAL SHORT-TERM INVESTMENTS (Cost $4,103,141)		4,103,141

TOTAL INVESTMENTS - 100.0% (Cost $42,928,788)		$59,462,676
Other Assets in Excess of Liabilities - 0.0%(c)		4,419
TOTAL NET ASSETS - 100.0%		$59,467,095

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.